Employee benefits - Pension and other post-employment benefits - Analysis of Movement in Financial Position Related to Pension and Other Post-employment Benefit Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Payments	$ 846
Defined benefit pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	15,517
Opening Fair value of plan assets at beginning of period	14,785
Closing Benefit obligation at end of period	16,351	$ 15,517
Closing fair value of plan assets at end of period	16,024	14,785
Defined benefit pension plans [member] | Change in fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Fair value of plan assets at beginning of period	14,785	13,564
Interest income expense	447	532
Remeasurements: Return on plan assets (excluding interest income)	793	910
Change in foreign currency exchange rate	17	9
Contributions - Employer	798	339
Contributions - Plan participant	48	48
Payments	(623)	(601)
Payments - amount paid in respect of settlements	(223)
Other	(18)	(16)
Closing fair value of plan assets at end of period	16,024	14,785
Defined benefit pension plans [member] | Change in present value of benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	15,517	13,218
Current service costs	367	297
Past service costs		1
Gains and losses on settlements	(5)
Interest income expense	462	510
Remeasurements: Actuarial losses (gains) from demographic assumptions		(4)
Remeasurements: Actuarial losses (gains) from financial assumptions	791	1,977
Remeasurements: Actuarial losses (gains) from experience adjustments	2	59
Change in foreign currency exchange rate	15	12
Contributions - Plan participant	48	48
Payments	(623)	(601)
Payments - amount paid in respect of settlements	(223)
Closing Benefit obligation at end of period	16,351	15,517
Defined benefit pension plans [member] | Unfunded Obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	29
Closing Benefit obligation at end of period	30	29
Defined benefit pension plans [member] | Wholly or partly funded obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	15,488
Closing Benefit obligation at end of period	16,321	15,488
Other post employment benefit [member] | Change in fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Fair value of plan assets at beginning of period	1	1
Contributions - Employer	63	72
Contributions - Plan participant	19	18
Payments	(83)	(90)
Closing fair value of plan assets at end of period		1
Other post employment benefit [member] | Change in present value of benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	1,820	1,622
Current service costs	46	39
Past service costs	(12)
Interest income expense	59	65
Remeasurements: Actuarial losses (gains) from demographic assumptions	(5)	(7)
Remeasurements: Actuarial losses (gains) from financial assumptions	68	196
Remeasurements: Actuarial losses (gains) from experience adjustments	38	(23)
Change in foreign currency exchange rate	3
Contributions - Plan participant	19	18
Payments	(83)	(90)
Closing Benefit obligation at end of period	1,953	1,820
Other post employment benefit [member] | Unfunded Obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	1,671
Closing Benefit obligation at end of period	1,792	1,671
Other post employment benefit [member] | Wholly or partly funded obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	149
Closing Benefit obligation at end of period	$ 161	$ 149